PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2022 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-62.6%
CONSUMER DISCRETIONARY-3.5%
	General Merchandise Stores-1.6%
10,065	Target Corp.	$1,493,545

	Home Improvement Retail-1.5%
7,773	Lowe's Cos, Inc.	1,459,847

	Restaurants-0.4%
1,687	McDonald's Corp.	389,258

TOTAL CONSUMER DISCRETIONARY		3,342,650

CONSUMER STAPLES-6.4%
	Food Distributors-1.1%
14,902	Sysco Corp.	1,053,721

	Hypermarkets & Super Centers-0.8%
6,329	Walmart, Inc.	820,871

	Packaged Foods & Meats-2.0%
25,000	General Mills, Inc.	1,915,250

	Soft Drinks-2.5%
14,886	PepsiCo, Inc.	2,430,288

TOTAL CONSUMER STAPLES		6,220,130

CONSUMER, NON-CYCLICAL-0.7%
	Commercial Services-0.3%
5,348	Service Corp. International	308,794

	Pharmaceuticals-0.4%
1,444	Cigna Corp.	400,667

TOTAL CONSUMER, NON-CYCLICAL		709,461

ENERGY-4.0%
	Integrated Oil & Gas-3.3%
21,913	Chevron Corp.	3,148,241

	Oil & Gas Equipment & Services-0.1%
2,500	Halliburton Co.	61,550

	Oil & Gas Refining & Marketing-0.6%
5,117	Valero Energy Corp.	546,752

TOTAL ENERGY		3,756,543

Shares/Principal Amount		Value
FINANCIALS-10.3%
	Asset Management & Custody Banks-1.0%
15,471	State Street Corp.	$940,792

	Banks-0.3%
2,099	Cullen/Frost Bankers, Inc.	277,530

	Consumer Finance-1.6%
16,997	Discover Financial Services	1,545,367

	Diversified Banks-2.9%
13,409	JPMorgan Chase & Co.	1,401,241
34,000	US Bancorp	1,370,880
		2,772,121
	Investment Banking & Brokerage-1.2%
3,805	The Goldman Sachs Group, Inc.	1,115,055

	Regional Banks-3.1%
8,000	PNC Financial Services Group, Inc.	1,195,360
42,928	Truist Financial Corp.	1,869,085
		3,064,445
	REITS-0.2%
3,500	Realty Income Corp.	203,700

TOTAL FINANCIALS		9,919,010

HEALTH CARE-16.2%
	Biotechnology-3.7%
26,411	AbbVie, Inc.	3,544,620

	Health Care Equipment-1.4%
17,000	Medtronic PLC	1,372,750

	Health Care Services-3.0%
30,000	CVS Health Corp.	2,861,100

	Pharmaceuticals-8.1%
9,382	Eli Lilly & Co.	3,033,670
29,717	Merck & Co., Inc.	2,559,228
47,725	Pfizer, Inc.	2,088,446
		7,681,344
TOTAL HEALTH CARE		15,459,814

INDUSTRIALS-5.0%
	Air Freight & Logistics-1.6%
9,508	United Parcel Service, Inc., Class B	1,535,922

	Construction & Farm Machinery & Heavy Trucks-0.2%
519	Deere & Co.	173,289

	Construction Machinery & Heavy Equipment-1.5%
8,825	Caterpillar, Inc.	1,448,006

Shares/Principal Amount		Value
	Electrical Components & Equipment-1.7%
22,000	Emerson Electric Co.	$1,610,840

TOTAL INDUSTRIALS		4,768,057

INFORMATION TECHNOLOGY-4.8%
	Communications Equipment-2.4%
58,222	Cisco Systems, Inc.	2,328,880

	Semiconductors-2.4%
14,713	Texas Instruments, Inc.	2,277,278

TOTAL INFORMATION TECHNOLOGY		4,606,158

MATERIALS-1.9%
	Commodity Chemicals-1.3%
28,469	Dow Chemical Co.	1,250,643

	Industrial Gases-0.6%
2,326	Air Products & Chemicals, Inc.	541,330

TOTAL MATERIALS		1,791,973

REAL ESTATE-0.3%
	Industrial REITS-0.3%
2,834	Prologis, Inc.	287,934

TOTAL REAL ESTATE		287,934

TECHNOLOGY-0.6%
	Computers-0.1%
10,447	Hewlett Packard Enterprise Co.	125,155

	Semiconductors-0.5%
3,432	Analog Devices, Inc.	478,215

TOTAL TECHNOLOGY		603,370

TECHNOLOGY HARDWARE & STORAGE-5.9%
	Communications Equipment-5.9%
40,700	Apple, Inc.	5,624,740

TOTAL TECHNOLOGY HARDWARE & STORAGE		5,624,740

TELECOMMUNICATION SERVICES-1.0%
	Integrated Telecommunication Services-1.0%
24,289	Verizon Communications, Inc.	922,253

TOTAL TELECOMMUNICATION SERVICES		922,253

UTILITIES-2.0%
	Electric Utilities-1.0%
9,886	Duke Energy Corp.	919,596

Shares/Principal Amount		Value
	Multi-Utilities-1.0%
13,723	Dominion Energy, Inc.	$948,397

TOTAL UTILITIES		1,867,993

TOTAL COMMON STOCKS
(Cost $37,021,670)		59,880,086

EXCHANGE TRADED FUNDS-5.3%
3,736	iShares® 1-3 Year Treasury Bond ETF	303,401
7,149	iShares® S&P 500 Value ETF	918,789
24,511	iShares® iBoxx Investment Grade Corporate Bond ETF	2,511,152
3,737	SPDR S&P 500® ETF Trust	1,334,782

TOTAL EXCHANGE TRADED FUNDS
(Cost $5,859,888)		5,068,124

CORPORATE BONDS-23.3%
	Banks-3.1%
$500,000	Citigroup, Inc., 4.450%, 9/29/2027	463,620
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	472,758
500,000	Goldman Sachs Group, Inc., 1D US SOFR + 0.798%, 3/9/2027(1)	430,306
500,000	Morgan Stanley, 1D US SOFR + 0.525%, 5/30/2025(1)	460,503
150,000	PNC Bank NA, 2.700%, 10/22/2029	123,483
1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	996,329
		2,946,999
	Chemicals-0.6%
250,000	Ecolab, Inc., 1.300%, 1/30/2031	188,197
500,000	PPG Industries, Inc., 1.200%, 3/15/2026	436,918
		625,115
	Commercial Services-0.5%
500,000	PayPal Holdings, Inc., 2.650%, 10/1/2026	459,423

	Diversified Financial Services-1.9%
500,000	American Express Co., 3.400%, 2/22/2024	491,280
500,000	American Express Co., 3.000%, 10/30/2024	482,900
250,000	BlackRock, Inc., 2.400%, 4/30/2030	206,949
250,000	BlackRock, Inc., 1.900%, 1/28/2031	195,580
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	246,222
250,000	Charles Schwab Corp., 1.650%, 3/11/2031	188,805
		1,811,736
	Diversified Manufacturing-0.9%
1,000,000	3M Co., 3.375%, 3/1/2029	887,645

Shares/Principal Amount		Value
	Electric-0.5%
$500,000	NextEra Energy Capital Holdings, Inc., 3.550%, 5/1/2027	$463,230

	Electronics-0.2%
175,000	Honeywell International, Inc., 5.700%, 3/15/2037	182,498

	Environmental Control-1.0%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	478,465
500,000	Waste Management, Inc., 3.500%, 5/15/2024	489,370
		967,835
	Gas-0.5%
500,000	East Ohio Gas Co., 1.300%, 6/15/2025(2)	449,527

	Industrial Gases-0.8%
835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	818,898

	Insurance-0.9%
500,000	Berkshire Hathaway Finance Corp., 2.875%, 3/15/2032	421,205
500,000	Prudential Financial, Inc., 1.500%, 3/10/2026	447,703
		868,908
	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	222,378

	Internet Software & Services-2.1%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,001,490

	Investment Banking & Brokerage-1.5%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 0.96%, 11/29/2023(1)	1,005,583
500,000	Goldman Sachs Group, Inc., 2.600%, 2/7/2030	403,899
		1,409,482
	Machinery-Constr&Mining-0.2%
250,000	Caterpillar, Inc., 1.900%, 3/12/2031	200,609

	Miscellaneous Manufacture-0.5%
500,000	Parker-Hannifin Corp., 3.250%, 6/14/2029	440,956

	Oil&Gas-0.2%
250,000	Phillips 66, 4.650%, 11/15/2034	224,076

	Pharmaceuticals-2.6%
500,000	AbbVie, Inc., 2.600%, 11/21/2024	476,185

Shares/Principal Amount		Value
$500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	$438,128
175,000	AbbVie, Inc., 4.550%, 3/15/2035	157,250
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	238,443
1,000,000	CVS Health Corp., 4.300%, 3/25/2028	944,919
175,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	190,834
		2,445,759
	Regional Banks-1.0%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	958,866

	Restaurants-0.5%
500,000	McDonald's Corp., 3.600%, 7/1/2030	450,408

	Retail-1.4%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	233,364
175,000	Home Depot, Inc., 5.875%, 12/16/2036	181,914
500,000	Lowe's Cos., Inc., 3.100%, 5/3/2027	459,253
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	476,863
		1,351,394
	Software-0.5%
500,000	Activision Blizzard, Inc., 3.400%, 9/15/2026	472,342

	Software & Services-1.2%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	399,416
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	729,562
		1,128,978
	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	453,919

TOTAL CORPORATE BONDS
(Cost $24,779,431)		22,242,471

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.7%
	Federal Home Loan Mortgage Corp.-0.2%
165,589	Series 2015-4517, Class PC, 2.500%, 5/15/2044	154,101

	Federal National Mortgage Association-0.0%
11,110	Series 2019-51, Class JD, 2.500%, 9/25/2049	10,855

	Government National Mortgage Association-0.5%
543,764	Series 2018-126, Class DA, 3.500%, 1/20/2048	523,557

Shares/Principal Amount		Value
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $719,697)		$688,513

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.5%
	Commercial Mortgage-Backed Securities-1.5%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,416,996

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,536,241)		1,416,996

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-3.4%
	Federal Home Loan Mortgage Corp.-0.4%
80,838	Pool G18527, 3.000%, 10/1/2029	76,917
310,515	Pool 18707, 3.500%, 9/1/2033	295,014
		371,931
	Federal National Mortgage Association-2.5%
397,862	Pool AM3301, 2.350%, 5/1/2023	396,209
721,799	Pool BL5389, 2.710%, 5/1/2027	672,184
599,000	Pool AM6756, 3.570%, 10/1/2029	571,084
166,408	Pool MA3621, 3.500%, 3/1/2039	153,600
96,008	Pool BN4896, 4.000%, 1/1/2049	90,453
140,931	Pool MA3592, 4.000%, 2/1/2049	133,300
410,896	Pool BP4338, 1Y US TI + 1.67%, 3/1/2049(1)	405,930
		2,422,760
	Small Business Administration Pools-0.5%
158,025	PRIME - 3.50%, 1/25/2042(1)	160,088
278,873	PRIME - 3.50%, 7/25/2042(1)	281,746
		441,834
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $3,421,100)		3,236,525

TAXABLE MUNICIPAL BONDS-2.6%
	California-0.2%
200,000	Charter Oak Unified School District, 2.681%, 8/1/2036	149,387

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	270,443

	Ohio-0.8%
765,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	738,564

Shares/Principal Amount		Value
	Pennsylvania-0.4%
$450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	$407,193

	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	369,463

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	511,290

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,732,262)		2,446,340

SHORT TERM INVESTMENTS-0.8%
	Mutual Funds-0.8%
751,269	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 2.836% (at net asset value)	751,269

TOTAL SHORT TERM INVESTMENTS
(Cost $751,269)		751,269

TOTAL INVESTMENTS-100.2%
(Cost $76,821,558)		95,730,324
OTHER ASSETS AND LIABILITIES-NET(3)-(0.2)%		(182,966)
NET ASSETS-100.0%		$95,547,358

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SPDR- Standard and Poor's Depository Receipt

Reference Rates:
3M US L - 3 Month LIBOR as of September 30, 2022 was 0.96%
1Y US TI - 1 Year US Treasury Bill as of September 30, 2022 was 1.67%
PRIME - US Prime Rate as of September 30, 2022 was 3.5%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, these securities amounted to a value of $920,566or 0.90% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets as of September 30, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2022 (Unaudited)

Shares/Principal Amount		Value
CORPORATE BONDS-0.8%
	Banks-0.5%
$500,000	Wells Fargo Bank NA, 6.180%, 2/15/2036	$482,226
500,000	Morgan Stanley, 1D US SOFR + 2.62%, 4/20/2037(1)	449,970
		932,196
	Pipelines-0.3%
500,000	Kinder Morgan Energy Partners LP, 6.950%, 1/15/2038	498,419

TOTAL CORPORATE BONDS
(Cost $1,624,178)		1,430,615

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-57.2%
	Agency Collat CMO-2.9%
265,906	Series 2003-55, Class 1A3A, 1M US L + 0.40%, 3/25/2043(1)	263,603
726,972	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	727,632
704,682	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	701,404
837,872	Series 2012-273, Class 40, 4.000%, 8/15/2042	785,448
3,129,207	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	3,129,321
		5,607,408

	Agency Collat PAC CMO-12.4%
1,771,335	Series 2014-25, Class PA, 2.250%, 1/20/2044	1,624,079
313,385	Series 2019-99, Class GA, 3.500%, 7/20/2049	293,881
4,164,028	Series 2020-5020, Class TP, 2.000%, 10/25/2050	3,371,008
5,909,106	Series 2020-134, Class ED, 2.000%, 9/20/2050	4,862,252
4,233,721	Series 2020-134, Class GD, 2.000%, 9/20/2050	3,503,502
3,855,490	Series 2021-23, Class TE, 1.000%, 2/20/2051	2,938,352
8,560,712	Series 2021-18, Class MC, 1.500%, 3/25/2051	7,218,154
		23,811,228

	Commercial MBS-36.1%
2,998,868	Series 2013-7, Class BC, 2.203%, 5/16/2053(1)	2,401,021
485,678	Series 2019-SB58, Class A10H, 3.730%, 10/25/2038(1)	455,425
Shares/Principal Amount		Value
$296,293	Series 2019-SB60, Class A10H, 3.500%, 1/25/2029(1)	$276,836
3,276,165	Series 2020-8, Class B, 2.600%, 1/16/2061	2,712,493
4,277,953	Series 2020-89, Class GA, 1.500%, 4/16/2062	3,275,919
4,561,758	Series 2020-118, Class AL, 1.750%, 6/16/2062	3,435,680
3,429,762	Series 2020-Q013, Class APT2, 1.168%, 5/25/2050(1)	3,011,596
923,744	Series 2020-128, Class AN, 1.500%, 10/16/2062	691,736
4,637,298	Series 2020-150, Class AM, 1.400%, 12/16/2062	3,511,026
2,676,372	Series 2020-177, Class DA, 1.250%, 6/16/2062	1,964,944
5,587,849	Series 2021-45, Class AD, 1.500%, 4/16/2063	4,618,928
5,406,245	Series 2021-150, Class AP, 1.750%, 11/16/2063	4,161,742
9,774,482	Series 2021-147, Class DQ, 1.350%, 5/16/2056	8,056,609
4,322,966	Series 2021-164, Class AF, 1.650%, 10/16/2063	3,297,063
8,988,706	Series 2021-180, Class AM, 1.750%, 11/16/2063	6,947,884
5,000,000	Series 2021-181, Class B, 1.900%, 1/16/2063	3,511,350
4,950,950	Series 2021-195, Class AL, 1.500%, 8/16/2063	3,783,742
5,000,000	Series 2021-203, Class B, 2.000%, 4/16/2062	3,538,569
5,000,000	Series 2022-4, Class B, 1.900%, 2/16/2061	3,576,629
8,300,000	Series 2022-42, Class B, 2.500%, 2/16/2063(1)	6,229,049
		69,458,241

	Federal Home Loan Mortgage Corp.-0.3%
709,030	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	625,564

	Federal National Mortgage Association-1.5%
290,008	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	282,917
459,117	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	438,832
859,407	Series 2003-W18, Class 2A, 3.624%, 6/25/2043, REMIC (1)	827,306
922,812	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	839,562
540,239	Series 2019-74, Class LB, 3.000%, 10/25/2049	491,074
		2,879,691

Shares/Principal Amount		Value
	Government National Mortgage Association-1.2%
$1,741,700	Series 2005-26, Class ZA, 5.500%, 1/20/2035	$1,747,772
670,643	Series 2013-38, Class KA, 1.250%, 2/20/2042	606,039
		2,353,811

	Other ABS-2.8%
1,802,487	Series 2007-20F, Class 1, 5.710%, 6/1/2027	1,786,454
2,785,097	Series 2010-20C, Class 1, 4.190%, 3/1/2030	2,669,309
950,835	Series 2015-20D, Class 1, 2.510%, 4/1/2035	862,171
		5,317,934

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $134,167,448)		110,053,877

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-17.4%
	Federal Home Loan Mortgage Corp.-0.7%
1,463,793	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	1,345,837

	FHLMC Collateral-1.2%
2,348,356	Freddie Mac Pool, 5.000%, 9/1/2052	2,259,139

	FNMA Collateral-1.9%
351,676	Fannie Mae Pool, Pool MA0988, 4.000%, 2/1/2042	322,140
620,078	Fannie Mae Pool, Pool MA1371, 3.000%, 3/1/2043	536,748
424,838	Fannie Mae Pool, Pool MA1966, 4.500%, 6/1/2044	414,569
616,384	Fannie Mae Pool, Pool MA2270, 3.000%, 5/1/2045	533,914
2,063,246	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	1,787,396
		3,594,767
	GNMA2 Collateral-1.4%
2,992,979	Ginnie Mae II Pool, 4.000%, 8/20/2052	2,754,320

	Government National Mortgage Association-0.1%
175,096	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	167,521

	UMBS Collateral-12.1%
7,693,554	Freddie Mac Pool, 4.000%, 6/1/2042	7,231,222
4,885,434	Freddie Mac Pool, 4.000%, 6/1/2052	4,543,580
2,425,846	Fannie Mae Pool, 4.500%, 7/1/2042	2,339,867
4,896,731	Fannie Mae Pool, 4.000%, 6/1/2052	4,553,624
Shares/Principal Amount		Value
$4,897,943	Fannie Mae Pool, 4.500%, 7/1/2052	$4,683,799
		23,352,092
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $35,969,362)		33,473,676

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-0.2%
	Federal Farm Credit Banks Funding Corp.-0.2%
500,000	4.900%, 6/29/2032	492,852

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $500,000)		492,852

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-0.3%
	Federal Home Loan Banks-0.3%
500,000	5.550%, 9/29/2032	499,895

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $500,000)		499,895

TAXABLE MUNICIPAL BONDS-18.0%
	-0.8%
575,000	City of Charles Town WV Waterworks & Sewerage System Revenue, 5.500%, 6/1/2036	564,097
1,000,000	Wheeling Municipal Building Commission, 5.558%, 8/1/2037	942,040
		1,506,137
	Alabama-0.8%
750,000	City of Brewton AL, 3.180%, 12/1/2034	630,764
1,000,000	Water Works Board of the City of Birmingham, 3.463%, 1/1/2039	832,412
		1,463,176
	Arkansas-0.6%
	University of Arkansas:
500,000	3.382%, 9/1/2037	397,891
1,000,000	3.301%, 11/1/2039	759,403
		1,157,294
	California-4.9%
500,000	Bonita Unified School District, 2.619%, 8/1/2035	376,308
1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	1,631,911
1,000,000	Contra Costa Community College District, 2.926%, 8/1/2038	761,306
500,000	Desert Community College District, 2.978%, 8/1/2037	386,710
1,000,000	El Dorado Irrigation District, 2.635%, 3/1/2035	771,754
500,000	Kings Canyon Unified School District, 3.212%, 8/1/2040	383,819

Shares/Principal Amount		Value
$1,000,000	Oakland Unified School District/Alameda County, 2.674%, 8/1/2033	$788,045
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	582,176
1,500,000	San Jose Unified School District, 2.306%, 8/1/2039	1,006,804
900,000	San Mateo Foster City School District, 2.731%, 8/1/2037	677,948
910,000	Santa Paula Utility Authority, 2.870%, 2/1/2034	739,926
1,820,000	Visalia Unified School District, 3.300%, 8/1/2039	1,423,223
		9,529,930
	Colorado-0.4%
1,000,000	Denver City & County Housing Authority, 2.936%, 12/1/2034	808,588

	Florida-1.7%
3,000,000	Broward County FL Water & Sewer Utility Revenue, 3.338%, 10/1/2037	2,503,311
860,000	County of Palm Beach FL, 3.000%, 11/1/2035	707,194
		3,210,505
	Hawaii-0.4%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	873,879

	Illinois-0.8%
2,000,000	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, 2.940%, 2/15/2036	1,577,536

	Massachusetts-1.0%
1,000,000	City of Quincy MA, 2.788%, 12/15/2035	797,800
1,500,000	Massachusetts School Building Authority, 2.950%, 5/15/2043	1,126,296
		1,924,096
	Michigan-1.3%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,029,560
2,000,000	University of Michigan, 2.437%, 4/1/2040	1,419,845
		2,449,405
	New York-0.4%
700,000	City of New York NY, 5.985%, 12/1/2036	737,729

	Ohio-0.4%
565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	460,764
500,000	Warrensville Heights City School District, 3.406%, 12/1/2040	389,383
		850,147
Shares/Principal Amount		Value
	Oklahoma-1.3%
$3,000,000	Glenpool Utility Services Authority, 3.565%, 12/1/2037	$2,463,023

	Pennsylvania-0.2%
550,000	Borough of Columbia PA, 2.540%, 6/15/2038	395,583

	South Carolina-0.4%
1,000,000	Joint Municipal Water & Sewer Commission, 3.194%, 6/1/2039	781,886

	Texas-0.8%
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	485,509
	Round Rock Transportation & Economic Development Corp.:
500,000	2.900%, 8/15/2038	361,308
500,000	3.000%, 8/15/2039	358,226
500,000	Texas Public Finance Authority, 2.367%, 2/1/2038	351,668
		1,556,711
	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,087,428

	West Virginia-1.2%
2,000,000	Marshall University, 3.677%, 5/1/2035	1,643,015
875,000	Putnam Public Service District, 2.889%, 4/1/2036	683,775
		2,326,790
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $44,423,571)		34,699,843

SHORT TERM INVESTMENTS-5.6%
	Mutual Funds-5.6%
10,850,684	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 2.836% (at net asset value)	10,850,684

TOTAL SHORT TERM INVESTMENTS
(Cost $10,850,684)		10,850,684

TOTAL INVESTMENTS-99.5%
(Cost $228,035,243)		191,501,442
OTHER ASSETS AND LIABILITIES-NET(2)-0.5%		1,009,929
NET ASSETS-100.0%		$192,511,371

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
1M US L - 1 Month LIBOR as of September 30, 2022 was 2.36%
1D US SOFR - 1 Day SOFR as of September 30, 2022 was 2.98%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK LARGE COMPANY FUND

September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS-92.2%
COMMUNICATIONS-1.6%
	Internet-1.6%
33,500	Meta Platforms, Inc., Class A(1)	$4,545,280

TOTAL COMMUNICATIONS		4,545,280

CONSUMER, CYCLICAL-0.5%
	Distribution/Wholesale-0.2%
9,671	LKQ Corp.	455,988

	Retail-0.3%
4,088	Tractor Supply Co.	759,877

TOTAL CONSUMER, CYCLICAL		1,215,865

CONSUMER DISCRETIONARY-8.9%
	Auto Parts & Equipment-0.7%
26,248	Aptiv PLC(1)	2,052,856

	General Merchandise Stores-0.5%
7,151	Dollar Tree, Inc.(1)	973,251
4,139	Target Corp.	614,186
		1,587,437
	Home Improvement Retail-2.5%
25,500	Home Depot, Inc.	7,036,470

	Hotels, Resorts & Cruise Lines-0.2%
3,418	Marriott International, Inc., Class A	478,998

	Internet & Direct Marketing Retail-4.5%
113,880	Amazon.com, Inc.(1)	12,868,440

	Restaurants-0.5%
27,991	Restaurant Brands International, Inc.	1,488,561

TOTAL CONSUMER DISCRETIONARY		25,512,762

CONSUMER STAPLES-5.8%
	Agricultural Products-0.2%
8,622	Archer-Daniels-Midland Co.	693,640

	Distillers & Vintners-2.4%
29,956	Constellation Brands, Inc., Class A	6,880,294

	Food & Staples Retailing-0.7%
25,868	BJ's Wholesale Club Holdings, Inc.(1)	1,883,449

	Household Products-1.5%
34,190	Procter & Gamble Co.	4,316,487
Shares		Value
	Packaged Foods & Meats-1.0%
52,742	Mondelez International, Inc., Class A	$2,891,844

TOTAL CONSUMER STAPLES		16,665,714

CONSUMER, NON-CYCLICAL-1.8%
	Biotechnology-0.3%
9,383	Royalty Pharma PLC, Class A	377,009
2,196	Vertex Pharmaceuticals, Inc.(1)	635,830
		1,012,839
	Pharmaceuticals-1.5%
10,437	Cigna Corp.	2,895,954
17,132	Dexcom, Inc.(1)	1,379,811
		4,275,765
TOTAL CONSUMER, NON-CYCLICAL		5,288,604

ENERGY-4.3%
	Energy-Alternate Sources-0.4%
4,565	Enphase Energy, Inc.(1)	1,266,651

	Oil & Gas Exploration & Production-3.2%
12,441	Antero Resources Corp.(1)	379,824
53,642	ConocoPhillips	5,489,722
33,109	Devon Energy Corp.	1,990,844
9,479	Diamondback Energy, Inc.	1,141,840
1,831	Pioneer Natural Resources Co.	396,466
		9,398,696
	Oil&Gas-0.2%
26,349	Coterra Energy, Inc.	688,236

	Oil, Gas & Consumable Fuels-0.5%
16,518	Exxon Mobil Corp.	1,442,187

TOTAL ENERGY		12,795,770

FINANCIALS-7.9%
	Asset Management & Custody Banks-2.3%
11,770	BlackRock, Inc.	6,476,796

	Banks-1.7%
117,424	Bank of America Corp.	3,546,205
10,402	First Republic Bank	1,357,981
		4,904,186
	Diversified Financial Services-0.6%
7,278	LPL Financial Holdings, Inc.	1,590,097

	Investment Banking & Brokerage-2.1%
9,747	The Goldman Sachs Group, Inc.	2,856,358
39,614	Morgan Stanley	3,129,902
		5,986,260
	Regional Banks-1.2%
96,977	Citizens Financial Group, Inc.	3,332,130

TOTAL FINANCIALS		22,289,469

Shares		Value
HEALTH CARE-19.5%
	Biotechnology-3.2%
29,978	AbbVie, Inc.	$4,023,348
23,491	Amgen, Inc.	5,294,871
		9,318,219
	Health Care Equipment-3.5%
78,799	Abbott Laboratories	7,624,591
10,891	Baxter International, Inc.	586,589
17,630	Zimmer Biomet Holdings, Inc.	1,843,216
		10,054,396
	Life Sciences Tools & Services-3.4%
14,514	IQVIA Holdings, Inc.(1)	2,629,066
13,979	Thermo Fisher Scientific, Inc.	7,090,009
		9,719,075
	Managed Health Care-5.6%
31,650	UnitedHealth Group, Inc.	15,984,516

	Pharmaceuticals-3.8%
65,707	Merck & Co., Inc.	5,658,687
34,468	Zoetis, Inc.	5,111,260
		10,769,947
TOTAL HEALTH CARE		55,846,153

INDUSTRIALS-9.0%
	Aerospace & Defense-2.3%
19,400	Howmet Aerospace, Inc.	600,042
72,352	Raytheon Technologies Corp.	5,922,735
		6,522,777
	Construction & Farm Machinery & Heavy Trucks-0.6%
5,239	Deere & Co.	1,749,250

	Construction Machinery & Heavy Equipment-0.3%
3,703	Cummins, Inc.	753,598

	Electronics-0.4%
17,642	Fortive Corp.	1,028,529

	Engineering & Construction-1.1%
29,946	Jacobs Solutions, Inc.	3,248,842

	Industrial Conglomerates-2.0%
8,702	Danaher Corp.	2,247,640
9,822	Roper Technologies, Inc.	3,532,384
		5,780,024
	Industrial Machinery-1.7%
20,201	Parker-Hannifin Corp.	4,894,904

	Trading Companies & Distributors-0.6%
6,391	United Rentals, Inc.(1)	1,726,337

TOTAL INDUSTRIALS		25,704,261

INFORMATION TECHNOLOGY-18.6%
	Application Software-1.9%
4,736	Adobe, Inc.(1)	1,303,347
Shares		Value
28,090	Salesforce, Inc.(1)	$4,040,466
		5,343,813
	Communications Equipment-0.2%
4,140	F5 Networks, Inc.(1)	599,182

	Data Processing & Outsourced Services-3.4%
25,662	Mastercard, Inc., Class A	7,296,733
31,251	PayPal Holdings, Inc.(1)	2,689,774
		9,986,507
	IT Consulting & Other Services-1.8%
20,626	Accenture PLC, Class A	5,307,070

	Semiconductors-6.3%
28,061	Broadcom, Inc.	12,459,365
93,023	ON Semiconductor Corp.(1)	5,798,124
		18,257,489
	Systems Software-5.0%
46,338	Microsoft Corp.	10,792,120
37,879	Oracle Corp.	2,313,271
2,956	ServiceNow, Inc.(1)	1,116,215
		14,221,606
TOTAL INFORMATION TECHNOLOGY		53,715,667

INTERACTIVE MEDIA & SERVICES-3.4%
	Internet Software & Services-3.4%
103,260	Alphabet, Inc., Class A(1)	9,876,819

TOTAL INTERACTIVE MEDIA & SERVICES		9,876,819

MATERIALS-1.2%
	Specialty Chemicals-1.2%
31,455	PPG Industries, Inc.	3,481,754

TOTAL MATERIALS		3,481,754

MOVIES & ENTERTAINMENT-1.8%
	Communication Services-1.8%
55,000	Walt Disney Co.(1)	5,188,150

TOTAL MOVIES & ENTERTAINMENT		5,188,150

TECHNOLOGY-0.9%
	Semiconductors-0.4%
20,011	Advanced Micro Devices, Inc.(1)	1,267,897

	Software-0.5%
7,118	MongoDB, Inc.(1)	1,413,350

TOTAL TECHNOLOGY		2,681,247

TECHNOLOGY HARDWARE & STORAGE-6.4%
	Communications Equipment-6.4%
133,953	Apple, Inc.	18,512,305

TOTAL TECHNOLOGY HARDWARE & STORAGE		18,512,305

Shares		Value
UTILITIES-0.6%
	Electric Utilities-0.6%
19,824	Duke Energy Corp.	$1,844,028

TOTAL UTILITIES		1,844,028

TOTAL COMMON STOCKS
(Cost $133,912,623)		265,163,848

EXCHANGE TRADED FUNDS-4.9%
35,972	iShares® S&P® 500® Growth ETF	2,080,980
33,954	SPDR S&P 500® ETF Trust	12,127,690

TOTAL EXCHANGE TRADED FUNDS
(Cost $16,520,026)		14,208,670

SHORT TERM INVESTMENTS-3.0%
	Mutual Funds-3.0%
8,482,708	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 1.407% (at net asset value)	8,482,708

TOTAL SHORT TERM INVESTMENTS
(Cost $8,482,708)		8,482,708

TOTAL INVESTMENTS-100.1%
(Cost $158,915,357)		287,855,226
OTHER ASSETS AND LIABILITIES-NET(2)-(0.1)%		(204,747)
NET ASSETS-100.0%		$287,650,479

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY FUND

September 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS-90.8%
BASIC MATERIALS-0.3%
	Chemicals-0.3%
6,591	Hawkins, Inc.	$256,983

TOTAL BASIC MATERIALS		256,983

COMMUNICATION SERVICES-1.3%
	Interactive Media & Services-1.3%
81,965	Cargurus, Inc.(1)	1,161,444

TOTAL COMMUNICATION SERVICES		1,161,444

COMMUNICATIONS-1.2%
	Internet-0.2%
16,923	Lyft, Inc., Class A(1)	222,876

	Telecommunications-1.0%
47,527	Extreme Networks, Inc.(1)	621,178
58,844	Planet Labs PBC(1)	319,523
		940,701
TOTAL COMMUNICATIONS		1,163,577

CONSUMER, CYCLICAL-1.9%
	Apparel-0.8%
10,313	Crocs, Inc.(1)	708,091

	Home Builders-0.3%
5,932	Skyline Champion Corp.	313,625

	Home Furnishings-0.4%
19,799	Lovesac Co.(1)	403,504

	Retail-0.4%
27,714	First Watch Restaurant Group, Inc.(1)	401,299

TOTAL CONSUMER, CYCLICAL		1,826,519

CONSUMER DISCRETIONARY-6.4%
	Automotive Retail-4.2%
10,052	Asbury Automotive Group, Inc.(1)	1,518,857
10,713	Lithia Motors, Inc., Class A	2,298,474
		3,817,331
	Consumer Electronics-0.5%
36,039	Sonos, Inc.(1)	500,942

	Industrials-1.7%
32,945	Korn Ferry	1,546,768

TOTAL CONSUMER DISCRETIONARY		5,865,041

Shares		Value
CONSUMER STAPLES-0.7%
	Food Retail-0.4%
12,207	Sprouts Farmers Market, Inc.(1)	$338,744

	Packaged Foods & Meats-0.3%
7,947	Simply Good Foods Co.(1)	254,224

TOTAL CONSUMER STAPLES		592,968

CONSUMER, NON-CYCLICAL-7.8%
	Agriculture-0.6%
17,479	Andersons, Inc.	542,373

	Biotechnology-0.2%
11,798	Avid Bioservices, Inc.(1)	225,578

	Commercial Services-2.5%
8,808	AMN Healthcare Services, Inc.(1)	933,296
55,575	Custom Truck One Source, Inc.(1)	324,002
35,615	Driven Brands Holdings, Inc.(1)	996,508
		2,253,806
	Food-1.0%
38,721	Hostess Brands, Inc.(1)	899,876

	Healthcare-Products-1.4%
25,874	Artivion, Inc.(1)	358,096
12,908	Integer Holdings Corp.(1)	803,265
1,603	STAAR Surgical Co.(1)	113,092
		1,274,453
	Healthcare-Services-1.9%
27,229	Select Medical Holdings Corp.	601,761
46,262	Surgery Partners, Inc.(1)	1,082,531
		1,684,292
	Pharmaceuticals-0.2%
5,861	Corcept Therapeutics, Inc.(1)	150,276

TOTAL CONSUMER, NON-CYCLICAL		7,030,654

ENERGY-4.5%
	Oil & Gas Equipment & Services-0.9%
42,571	ChampionX Corp.	833,114

	Oil&Gas-3.6%
9,189	Civitas Resources, Inc.	527,357
100,523	Comstock Resources, Inc.(1)	1,738,043
16,286	Matador Resources Co.	796,711
5,452	Ranger Oil Corp.(1)	171,465
		3,233,576
TOTAL ENERGY		4,066,690

FINANCIALS-22.6%
	Asset Management & Custody Banks-1.3%
16,534	Focus Financial Partners, Inc., Class A(1)	520,986
28,962	Victory Capital Holdings, Inc., Class A	675,104
		1,196,090

Shares		Value
	Insurance-0.7%
24,808	Jackson Financial, Inc., Class A	$688,422

	Investment Banking & Brokerage-3.9%
68,311	Stifel Financial Corp.	3,546,024

	Private Equity-0.7%
46,152	Bridge Investment Group Holdings, Inc., Class A	669,204

	Regional Banks-15.1%
27,827	Ameris Bancorp	1,244,145
34,808	Atlantic Union Bankshares Corp.	1,057,467
62,942	BankUnited, Inc.	2,150,728
16,169	Banner Corp.	955,264
37,281	Cadence Bank	947,310
23,121	Community Bank System, Inc.	1,389,110
46,246	First Bancorp/Southern Pines, NC	1,691,679
120,427	First Foundation, Inc.	2,184,546
52,504	Old National Bancorp	864,741
8,527	South State Corp.	674,656
28,160	Trustmark Corp.	862,541
		14,022,187
	REITS-0.9%
19,968	Sabra Health Care REIT, Inc.	261,980
20,526	Safehold, Inc.	543,118
		805,098
TOTAL FINANCIALS		20,927,025

HEALTH CARE-5.5%
	Health Care Distributors-1.0%
38,036	Patterson Cos., Inc.	913,625

	Health Care Equipment-1.1%
6,525	AtriCure, Inc.(1)	255,127
17,153	Integra LifeSciences Holdings Corp.(1)	726,601
		981,728
	Health Care Supplies-0.9%
62,006	Neogen Corp.(1)	866,224

	Life Sciences Tools & Services-2.2%
43,208	Syneos Health, Inc.(1)	2,037,257

	Pharmaceuticals-0.3%
5,856	Prestige Brands Holdings, Inc.(1)	291,804

TOTAL HEALTH CARE		5,090,638

INDUSTRIALS-17.6%
	Aerospace & Defense-2.3%
29,619	Moog, Inc., Class A	2,083,697

	Building Materials-0.6%
12,849	Gibraltar Industries, Inc.(1)	525,910
Shares		Value
	Building Products-1.7%
28,646	AAON, Inc.	$1,543,446

	Construction & Engineering-7.4%
28,922	Granite Construction, Inc.	734,330
47,500	Quanta Services, Inc.	6,051,025
		6,785,355
	Construction Machinery & Heavy Trucks-1.9%
83,726	Shyft Group, Inc.	1,710,522

	Environmental Control-2.1%
58,616	Evoqua Water Technologies Corp.(1)	1,938,431

	Machinery-Diversified-1.6%
14,705	Applied Industrial Technologies, Inc.	1,511,380

TOTAL INDUSTRIALS		16,098,741

INFORMATION TECHNOLOGY-14.1%
	Application Software-3.2%
81,254	Box, Inc., Class A(1)	1,981,785
40,655	PagerDuty, Inc.(1)	937,911
		2,919,696
	Data Processing & Outsourced Services-1.1%
49,338	I3 Verticals, Inc., Class A(1)	988,240

	Electronic Components-1.2%
91,551	Knowles Corp.(1)	1,114,176

	Electronic Equipment & Instruments-1.1%
13,427	OSI Systems, Inc.(1)	967,550

	IT Consulting & Other Services-1.2%
12,363	Science Applications International Corp.	1,093,260

	Systems Software-3.9%
6,656	Qualys, Inc.(1)	927,780
13,149	Rapid7, Inc.(1)	564,092
78,042	Varonis Systems, Inc.(1)	2,069,674
		3,561,546
	Technology Hardware, Storage & Peripherals-2.4%
78,873	Pure Storage, Inc., Class A(1)	2,158,754

TOTAL INFORMATION TECHNOLOGY		12,803,222

MATERIALS-1.1%
	Chemicals-0.5%
4,400	HB Fuller Co.	264,440
2,300	Stepan Co.	215,441
		479,881

Shares		Value
	Packaging&Containers-0.6%
9,839	Greif, Inc., Class A	$586,109

TOTAL MATERIALS		1,065,990

TECHNOLOGY-2.8%
	Semiconductors-2.2%
2,504	Ambarella, Inc.(1)	140,675
118,217	SMART Global Holdings, Inc.(1)	1,876,104
		2,016,779
	Software-0.6%
10,807	Evolent Health, Inc., Class A(1)	388,295
18,446	Olo, Inc.(1)	145,723
		534,018
TOTAL TECHNOLOGY		2,550,797

UTILITIES-3.0%
	Electric-1.3%
16,937	Black Hills Corp.	1,147,143

	Electric Utilities-1.7%
35,331	Portland General Electric Co.	1,535,485

TOTAL UTILITIES		2,682,628

TOTAL COMMON STOCKS
(Cost $66,195,692)		83,182,917

EXCHANGE TRADED FUNDS-4.3%
22,994	Vanguard® Small-Cap ETF	3,929,905

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,398,854)		3,929,905

SHORT TERM INVESTMENTS-4.4%
	Mutual Funds-4.4%
4,025,020	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 2.836% (at net asset value)	4,025,020

TOTAL SHORT TERM INVESTMENTS
(Cost $4,025,020)		4,025,020

TOTAL INVESTMENTS-99.5%
(Cost $74,619,566)		91,137,842
OTHER ASSETS AND LIABILITIES-NET(2)-0.5%		451,549
NET ASSETS-100.0%		$91,589,391

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK TACTICAL OPPORTUNITY FUND

September 30, 2022 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-96.0%
BROAD DOMESTIC EQUITY-6.0%
6,686	SPDR S&P 500® ETF Trust	$2,388,106

TOTAL BROAD DOMESTIC EQUITY		2,388,106

BROAD DOMESTIC FIXED INCOME-35.5%
25,414	iShares® 1-3 Year Treasury Bond ETF	2,063,871
4,549	iShares® TIPS Bond ETF	477,190
60,792	iShares® Trust iShares® 1-5 Year Investment Grade Corporate Bond ETF	2,995,830
38,488	iShares® Core U.S. Aggregate Bond ETF	3,707,934
46,931	iShares® iBoxx Investment Grade Corporate Bond ETF	4,808,081

TOTAL BROAD DOMESTIC FIXED INCOME		14,052,906

COMMODITIES-6.6%
88,697	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,435,117
7,697	SPDR® Gold Shares(1)	1,190,495

TOTAL COMMODITIES		2,625,612

HIGH YIELD FIXED INCOME-8.1%
159,867	PowerShares Senior Loan Portfolio	3,227,715

TOTAL HIGH YIELD FIXED INCOME		3,227,715

INTERNATIONAL (EX. U.S.) EQUITY-2.9%
29,568	iShares® MSCI EAFE Value ETF	1,139,255

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		1,139,255

U.S. BROAD DIVERSIFIED EQUITY-3.6%
8,022	Vanguard® Total Stock Market ETF	1,439,708

TOTAL U.S. BROAD DIVERSIFIED EQUITY		1,439,708

U.S. GROWTH COMPANY FOCUSED EQUITY-0.2%
1,755	iShares® S&P® 500® Growth ETF	101,527

TOTAL U.S. GROWTH COMPANY FOCUSED EQUITY		101,527

U.S. SECTOR FOCUSED EQUITY-18.6%
14,250	Consumer Staples Select Sector SPDR® Fund	950,902
Shares/Principal Amount		Value
16,025	Health Care Select Sector SPDR® Fund	$1,940,788
14,415	Industrial Select Sector SPDR® Fund	1,194,138
8,792	Technology Select Sector SPDR® Fund	1,044,314
13,477	Utilities Select Sector SPDR® Fund	882,878
16,780	Vanguard® REIT ETF	1,345,253

TOTAL U.S. SECTOR FOCUSED EQUITY		7,358,273

U.S. SMALL AND MID CAP EQUITY-4.9%
11,791	iShares® Russell 2000® ETF	1,944,572

TOTAL U.S. SMALL AND MID CAP EQUITY		1,944,572

U.S. VALUE COMPANY FOCUSED EQUITY-9.6%
42,158	Vanguard® Mega Cap Value ETF	3,790,426

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		3,790,426

TOTAL EXCHANGE TRADED FUNDS
(Cost $38,359,130)		38,068,100

SHORT TERM INVESTMENTS-4.1%
	Mutual Funds-4.1%
1,619,204	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 2.836% (at net asset value)	1,619,204

TOTAL SHORT TERM INVESTMENTS
(Cost $1,619,204)		1,619,204

TOTAL INVESTMENTS-100.1%
(Cost $39,978,334)		39,687,304
OTHER ASSETS AND LIABILITIES-NET(2)-(0.1)%		(54,237)
NET ASSETS-100.0%		$39,633,067

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2022.

Investment Abbreviations:
SPDR - Standard and Poor’s Depository Receipt

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2022 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-98.5%
	Ohio-1.2%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,130,874

	Pennsylvania-1.5%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,410,466

	West Virginia-95.8%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	411,306
750,000	2.000%, 6/1/2040	474,897
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,510,780
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	358,363
450,000	Series C, 3.400%, 12/1/2034	407,969
585,000	Series D, 3.000%, 12/1/2025	575,924
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	383,273
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	290,924
950,000	5.000%, 6/1/2028	1,000,319
655,000	5.000%, 6/1/2029	688,313
620,000	Series A, 5.300%, 3/1/2029	621,107
285,000	Series C, 3.500%, 10/1/2025	285,062
950,000	Brooke County Building Commission, 3.000%, 12/1/2036	782,642
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,100,000	3.000%, 6/1/2026	1,078,832
965,000	3.000%, 6/1/2027	944,083
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	1,572,262
215,000	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 3.850%, 6/1/2026	215,085
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	245,059
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	576,010
Shares/Principal Amount		Value
	City of Charles Town WV Waterworks & Sewerage System Revenue:
$400,000	2.250%, 6/1/2035	$302,964
315,000	3.000%, 6/1/2041	235,313
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
620,000	Series A, 4.000%, 3/1/2029	636,076
310,000	Series B, 4.000%, 6/1/2031	313,903
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	316,850
275,000	4.000%, 7/1/2032	279,891
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	223,420
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	293,925
300,000	3.000%, 11/1/2028	294,167
490,000	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds, Series A, 3.500%, 9/1/2027	490,058
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	218,847
600,000	Series B, 4.000%, 12/1/2027	585,851
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	497,256
500,000	4.000%, 6/1/2036	489,375
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	502,590
535,000	Series A, 3.000%, 6/1/2029	534,075
555,000	Series A, 3.000%, 6/1/2030	554,041
	Claywood Park Public Service District WV Water Revenue:
950,000	3.000%, 11/1/2036	776,982
680,000	3.000%, 11/1/2041	509,070
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	106,800
225,000	Series C, 3.400%, 11/1/2031	218,255
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	344,998
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	454,199
500,000	2.000%, 10/1/2031	394,685
640,000	2.250%, 10/1/2032	504,433
565,000	2.500%, 10/1/2033	450,787

Shares/Principal Amount		Value
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
$355,000	Series A, 3.000%, 1/1/2029	$319,658
380,000	Series A, 3.000%, 1/1/2031	330,673
1,660,000	Series A, 4.250%, 1/1/2035	1,553,710
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	1,999,672
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	857,633
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	2,206,658
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	1,584,300
2,320,000	Monongalia County Building Commission, 2.000%, 2/1/2034	1,738,539
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	453,609
500,000	4.000%, 12/1/2034	497,742
1,500,000	3.000%, 12/1/2040	1,150,123
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,283,862
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	197,623
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	974,344
1,000,000	Series A, 4.000%, 12/1/2029	1,028,152
1,210,000	Series A, 4.000%, 12/1/2030	1,242,812
1,000,000	Series A, 4.000%, 12/1/2031	1,022,090
1,030,000	Moundsville Building Commission, 4.000%, 8/1/2037	969,345
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	2,627,505
635,000	3.000%, 6/1/2034	546,326
500,000	Putnam County Building Commission, 4.000%, 5/1/2037	450,696
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	858,892
1,150,000	3.000%, 11/1/2040	881,625
1,000,000	3.000%, 4/1/2041	768,586
1,000,000	3.000%, 6/1/2041	766,484
1,000,000	3.625%, 12/1/2045	757,521
1,000,000	Raleigh County Public Service District, 3.000%, 6/1/2037	809,624
1,035,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	966,231
	State of West Virginia:
500,000	5.000%, 6/1/2033	535,305
500,000	5.000%, 6/1/2035	532,759
1,000,000	5.000%, 12/1/2040	1,050,288
795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	776,227
Shares/Principal Amount		Value
$500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	$534,120
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	656,980
755,000	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection), Series B, 3.500%, 11/1/2026	751,759
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,652,141
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,546,150
315,000	Series A, 3.375%, 6/1/2029	310,428
390,000	Series B, 3.500%, 10/1/2024	389,400
415,000	Series B, 3.625%, 10/1/2025	414,186
435,000	Series B, 3.750%, 10/1/2026	435,027
310,000	Series C, 3.500%, 6/1/2030	303,976
515,000	Series D, 5.000%, 6/1/2025	534,189
600,000	Series D, 3.250%, 6/1/2028	591,028
330,000	Series D, 3.375%, 6/1/2029	325,210
355,000	Series D, 3.500%, 6/1/2030	348,101
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,064,033
100,000	West Virginia Higher Education Policy Commission, 4.000%, 4/1/2034	100,004
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,835,231
385,000	Series B, 3.500%, 4/1/2026	385,301
400,000	Series B, 3.600%, 4/1/2027	400,291
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	999,818
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	552,636
	West Virginia Housing Development Fund:
500,000	2.000%, 11/1/2032	408,202
1,500,000	3.700%, 11/1/2032	1,455,660
375,000	3.800%, 5/1/2034	346,619
500,000	3.375%, 11/1/2034	453,323
370,000	3.850%, 11/1/2034	341,957
800,000	2.050%, 11/1/2035	610,786

Shares/Principal Amount		Value
$575,000	3.800%, 11/1/2037	$510,361
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	495,189
700,000	Series A, 3.125%, 7/1/2026	692,378
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	522,594
535,000	Series A, 5.000%, 7/1/2027	542,810
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	269,980
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	456,983
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	468,455
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	463,911
905,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	956,939
1,000,000	West Virginia University, 4.000%, 10/1/2037	968,372
500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	466,514
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	523,517
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	2,745,311
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	250,135
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,395,686
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
550,000	Series A-II, 5.000%, 11/1/2025	576,868
650,000	Series A-II, 5.000%, 11/1/2026	690,973
800,000	Series A-II, 3.000%, 11/1/2027	769,963
300,000	Series A-II, 3.125%, 11/1/2028	289,365
725,000	Series B-II, 4.000%, 11/1/2025	725,356
Shares/Principal Amount		Value
$250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	$268,197
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	536,363
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	961,418
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	773,823
		89,757,652
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $102,377,830)		92,298,992

SHORT TERM INVESTMENTS-0.5%
	Mutual Funds-0.5%
425,877	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 2.836% (at net asset value)	425,877

TOTAL SHORT TERM INVESTMENTS
(Cost $425,877)		425,877

TOTAL INVESTMENTS-99.0%
(Cost $102,803,707)		92,724,869
OTHER ASSETS AND LIABILITIES-NET(3)-1.0%		956,655
NET ASSETS-100.0%		$93,681,524

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2022 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, these securities amounted to a value of $1,999,672 or 2.17% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2022.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2022 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2022, in valuing the Funds’ investments carried at value:

Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$59,880,086	$–	$–	$59,880,086
Exchange Traded Funds	5,068,124	–	–	5,068,124
Corporate Bonds	–	22,242,471	–	22,242,471
U.S. Government Agency - Collateralized Mortgage Obligations	–	688,513	–	688,513
Commercial Mortgage-Backed Securities	–	1,416,996	–	1,416,996
U.S. Government Agency - Mortgage-Backed Securities	–	3,236,525	–	3,236,525
Taxable Municipal Bonds	–	2,446,340	–	2,446,340
Short Term Investments	751,269	–	–	751,269
Total	$65,699,479	$30,030,845	$–	$95,730,324

Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$1,430,615	$–	$1,430,615
U.S. Government Agency - Collateralized Mortgage Obligations	–	110,546,729	–	110,546,729
U.S. Government Agency - Mortgage-Backed Securities	–	33,973,571	–	33,973,571
Taxable Municipal Bonds	–	34,699,843	–	34,699,843
Short Term Investments	10,850,684	–	–	10,850,684
Total	$10,850,684	$180,650,758	$–	$191,501,442

West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$92,298,992	$–	$92,298,992
Short Term Investments	425,877	–	–	425,877
Total	$425,877	$92,298,992	$–	$92,724,869

Tactical Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$38,068,100	$–	$–	$38,068,100
Short Term Investments	1,619,204	–	–	1,619,204
Total	$39,687,304	$–	$–	$39,687,304

Large Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$265,163,848	$–	$–	$265,163,848
Exchange Traded Funds	14,208,670	–	–	14,208,670
Short Term Investments	8,482,708	–	–	8,482,708
Total	$287,855,226	$–	$–	$287,855,226

Small Company Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$83,182,917	$–	$–	$83,182,917
Exchange Traded Funds	3,929,905	–	–	3,929,905
Short Term Investments	4,025,020	–	–	4,025,020
Total	$91,137,842	$–	$–	$91,137,842

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2022. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of September 30, 2022, 30% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.